Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 31, 2022
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
CIK	dei_EntityCentralIndexKey	0000908695
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2022
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2022
Prospectus Date	rr_ProspectusDate	Oct. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Emerging Markets Fund | Inst. Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UIEMX
Emerging Markets Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UAEMX
Government Securities Fund | Inst. Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UIGSX
Government Securities Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UAGNX
Government Securities Fund | R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	URGSX
Growth and Tax Strategy Fund | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USBLX
Growth and Tax Strategy Fund | Inst. Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UGTIX
Growth and Tax Strategy Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UGTAX
Growth and Tax Strategy Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UGTCX
International Fund | Inst. Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UIIFX
International Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UAIFX
International Fund | R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	URITX
Precious Metals and Minerals Fund | Inst. Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UIPMX
Precious Metals and Minerals Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UPMMX
Sustainable World Fund | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USAWX
Sustainable World Fund | Inst. Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UIWGX
Sustainable World Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USWGX